Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document and Entity Information
Entity Registrant Name	Ruhnn Holding Ltd
Entity Central Index Key	0001753268
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--03-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	363,572,659
Document Type	20-F
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false